Short-Term and Long-Term Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Long term and short term debt	$ 2,361.2		$ 1,907.7
Short-term loans and current portion of long-term loans	(40.0)	[1]	(547.0)	[1]
Total long-term loans	2,321.2		1,360.7
Collateralized | Split tenor revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt			500.0	[2]
Collateralized | $500 million Syndicated Revolving Credit Facility
Debt Instrument [Line Items]
Long term and short term debt	104.0	[3]
Collateralized | Non-revolving Senior Secured Term Loan
Debt Instrument [Line Items]
Long term and short term debt	110.0	[4]	150.0	[4]	190.0
Collateralized | $1 Billion Notes Issue
Debt Instrument [Line Items]
Long term and short term debt	988.8	[5]	987.7	[5]	986.6
Collateralized | R1 billion syndicated revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt	666.0	[6]	220.0	[6]
Collateralized | $60 million senior secured revolving credit facility
Debt Instrument [Line Items]
Long term and short term debt			50.0	[7]
Uncollateralized | Other loans
Debt Instrument [Line Items]
Long term and short term debt	$ 492.4	[8]

[1]	The maturity of the loans has been updated to reflect post year end refinancing terms.
[2]	Split-tenor revolving credit facility On May 16, 2007, Sibanye Gold, Orogen and GFO entered into a $750 million split-tenor revolving credit facility consisting of a $250 million 364-day revolving tranche with a twelve-month term out option, or Facility A, and a $500 million five-year revolving tranche, or Facility B. On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving five days' prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes. On June 30, 2008, Orogen had borrowed $73 million and $121 million under Facility A and Facility B, respectively. GFO had $177 million and $141 million outstanding under Facility A and Facility B, respectively, on the same date. On various dates during fiscal 2009, Orogen drew down a further $120 million under Facility B. On May 15, 2009, GFO drew down $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GFO loan outstanding under Facility A of $59 million was refinanced with the $311 million syndicated revolving loan facility. Also on May 15, 2009, Orogen repaid $16 million of its portion of the maturing Facility A and refinanced the remaining $57 million with the $311 million syndicated revolving loan facility. Facility A was repaid in full on May 15, 2009. On September 17, 2009, Gold Fields utilized $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation, or Eldorado, to fully settle GFO borrowings under facility B. Subsequently, on various dates, Orogen drew down $221 million to refinance more expensive debt under the $311 million syndicated revolving loan facility. Orogen also repaid $32 million during the year. On August 26, 2010, Orogen drew down a further $70 million and on October 8, 2010, repaid the full $500 million drawn under Facility B using proceeds of the $1 billion Notes issue. On March 22, 2011, Orogen drew down $420 million to fund the acquisition of the noncontrolling interests in La Cima. On May 26, 2011, Orogen repaid $40 million. On June 22, 2011, Orogen drew down $120 million under this facility to partially fund the acquisition of IAMGold's 18.9% noncontrolling interests in the Ghanaian operations. The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum. On April 16, 2012, Orogen refinanced the outstanding balance of $500.0 million under the facility by drawing down under the $1.0 billion syndicated revolving credit facility. The facility was cancelled on April 16, 2012. The outstanding borrowings of Orogen, all under Facility B, at December 31, 2011 were $500 million. Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, Sibanye Gold, Gold Fields Holding Company (BVI) Limited, or GF Holdings, Orogen, GFO and Newshelf 899 (Proprietary) Limited, or Newshelf. December 31, 2012 December 31, 2011 Opening balance 500.0 - Loans advanced, net of transaction costs - 540.0 Loan repayments (500.0) (40.0) Closing balance - 500.0
[3]	$500 million syndicated revolving credit facility On April 17, 2012, Sibanye Gold, Orogen and GFO entered into a $500 million syndicated revolving credit facility. The purpose of the facility was to refinance existing facilities, for general corporate purposes and working capital. The final maturity date of this facility was April 17, 2017. The facility bore interest at LIBOR plus a margin of 1.60% per annum. Where the utilisation under the facility was less than or equal to 33 1/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.60% per annum would be payable on the amount of utilisations. Such utilisation fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.56% per annum. On April 23, 2012, Orogen drew down $194.0 million under this facility to partially refinance borrowings under the $1 billion Syndicated Revolving Credit Facility. On June 1, 2012, Orogen drew down a further $20.0 million. On July 25, 2012 and August 2, 2012, Orogen repaid $20.0 million and $20.0 million, respectively. On September 20, 2012, Orogen repaid a further $100.0 million. On November 23, 2012, Orogen drew down $10 million and on November 29, 2012, a further $20 million was drawn under the facility. The outstanding borrowings under this facility at December 31, 2012 were $104.0 million. Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO. Subsequent to year end, on February 15, 2013, this facility was refinanced by drawing down under the $1,440 million term loan and revolving credit facility as detailed in (j). The facility was also cancelled on February 15, 2013. December 31, 2012 December 31, 2011 Opening balance - - Loans advanced 244.0 - Loan repayments (140.0) - Closing balance 104.0 -
[4]	Non-revolving Senior Secured Term Loan On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200.0 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. The loan bears interest at LIBOR plus a margin of 2.00% per annum. On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2012, $40 million was repaid (fiscal year ended December 31, 2011 $40 million; six months ended December 31, 2010: $10 million). The final maturity of this facility is five years from the disbursement date. The outstanding borrowings under this facility at December 31, 2012 were $110.0 million (December 31, 2011: $150.0 million). Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group. December 31, 2012 December 31, 2011 Opening balance 150.0 190.0 Loans repaid (40.0) (40.0) Closing balance 110.0 150.0
[5]	$1 Billion Notes Issue On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, Sibanye Gold, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment amoung themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of $13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes. An indemnity agreement ("the Indemnity Agreement") has been entered into between the Guarantors, pursuant to which the Guarantors (other than Sibanye Gold) hold Sibanye Gold harmless from and against any and all liabilities and expenses which may be incurred by Sibanye Gold under or in connection with the Notes, including any payment obligations by Sibanye Gold to the noteholders or the trustee of the Notes pursuant to the guarantee of the Notes, all on the terms and subject to the conditions contained therein. The Indemnity Agreement will remain in place for as long as Sibanye Gold's guarantee obligations under the Notes remain in place. December 31, 2012 December 31, 2011 Opening balance 987.7 986.6 Unwinding of transaction costs 1.1 1.1 Closing balance 988.8 987.7
[6]	$1 billion syndicated revolving credit facility On June 20, 2011, Sibanye Gold, Orogen and GFO entered into a $1 billion syndicated revolving loan facility with an option to increase the Facility to $1.1 billion within six months from signing date, which option was not exercised. The purpose of the facility is to refinance an existing facility, for general corporate purposes and working capital. The final maturity date of this facility is June 20, 2016. The facility bears interest at LIBOR plus a margin of 1.20% per annum. Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.42% per annum. On June 22, 2011, Orogen drew down $450.0 million under this facility to partially fund the acquisition of IAMGold's 18.9% stake in the Ghanaian operations. On August 22, 2011 and September 22, 2011, Orogen repaid $75.0 million and $105.0 million, respectively under this facility. On November 16, 2011, Orogen drew down $33.0 million which was repaid on December 19, 2011. In addition, Orogen repaid $50.0 million on December 23, 2011 under this facility. On March 15, 2012, Orogen drew down $110.0 million to fund the third payment to exercise the Group's 40% option in the FSE project. On April 16, 2012, Orogen drew down $556.0 million of which $500.0 million was used to refinance the Split-tenor revolving credit facility. On April 23, 2012, Orogen repaid $220.0 million under this facility which was partially funded by drawing down $194.0 million under the $500 million syndicated revolving credit facility. The outstanding borrowings under this facility at December 31, 2012 were $666.0 million (December 31, 2011: $220.0 million). Borrowings under the syndicated revolving loan facility are guaranteed by Gold Fields, Sibanye Gold, GF Holdings, Orogen, Newshelf and GFO. Subsequent to year end, on February 15, 2013, this facility was refinanced by drawing down under the $1,440 million term loan and revolving credit facility as detailed in (j). The facility was also cancelled on February 15, 2013. December 31, 2012 December 31, 2011 Opening balance 220.0 - Loans advanced 666.0 483.0 Repayments (220.0) (263.0) Translation - - Closing balance 666.0 220.0
[7]	$60 million senior secured revolving credit facility On December 22, 2010, GF Ghana and Abosso entered into a $60 million reducing senior secured revolving credit facility, which became available on February 21, 2011. The available facility amount reduces annually on each anniversary date from $60 million to $43 million to $35 million in the last and final year with the final maturity date being February 21, 2014. The purpose of this facility is for general corporate purposes, working capital purposes and/or capital expenditure purposes, including the purchase of a yellow vehicle fleet. The loan bears interest at LIBOR plus a margin of 2.85% per annum. The borrowers are required to pay a quarterly commitment fee of 1.30% per annum. Borrowings under the facility are guaranteed by GF Ghana and Abosso and further secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso, or the Secured Assets. In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group. On February 25, 2011, Abosso drew down $20.0 million under this facility and subsequently repaid the full loan on various dates of which the last payment was on July 26, 2011. On November 28, 2011, GF Ghana drew down $50.0 million. On January 30, 2012, GF Ghana repaid $7.0 million in advance of the first anniversary date of the facility. During February 2012 and March 2012, GF Ghana repaid $16.0 million and on May 1, 2012 repaid an additional $7.0 million. On various dates during April 2012 Abosso drew down $15.0 million under the facility. On May 1, 2012 Abosso drew down an additional $8.0 million under the facility. On August 1, 2012, GF Ghana repaid $20 million and Abosso repaid $23 million bringing the balance outstanding under the facility to nil. The outstanding borrowings for GF Ghana on December 31, 2012 were $nil million (December 31, 2011 were $50.0 million). December 31, 2012 December 31, 2011 Opening balance 50.0 - Loans advanced 23.0 70.0 Repayments (73.0) (20.0) Balance at close - 50.0
[8]	Other loans December 31, 2012 December 31, 2011 Opening balance - - Loans advanced 518.0 56.7 Loans repaid (2.9) (56.7) Translation (22.7) - Closing balance 492.4 - Short-term credit facilities: The Group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs were $152.0 million in fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $56.7 million; six months ended December 31, 2010: $39.4 million). Total repayments were $2.9 million in fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $56.7 million; six months ended December 31, 2010: $41.9 million). These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields. The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were $142.4 million (R1,220 million) and at December 31, 2011: $nil. Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. $450 million syndicated revolving credit facility: On May 12, 2010, Sibanye Gold, Orogen and GFO entered into a $450 million syndicated revolving loan facility with an option to increase the facility to $550 million within six months from signing date. The option to increase the facility to $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital. The facility bore interest at LIBOR plus a margin of 1.75% per annum. Where the utilization under the facility was equal to or greater than 50%, a utilization fee of 0.25% per annum would be payable on the amount of utilizations. Such utilization fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.70% per annum. Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold. This facility was unutilized at December 31, 2010. The final maturity of this facility was September 30, 2013. The facility was cancelled and replaced on June 22, 2011 with the new U.S.$1 billion revolving credit facility. R3.5 billion long-term revolving credit facilities: Sibanye Gold and GFO (collectively "the borrowers") entered into various revolving credit facilities with some of the major banks with tenors between three and five years. The purpose of the facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings. The borrowers were required to pay a commitment fee of between 0.65% and 0.90% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable either quarterly or semi-annually in arrears. In summary the facilities are: - a R1.0 billion ($116.7 million) revolving credit facility entered into on December 9, 2009 and maturing June 30, 2013 at JIBAR plus 3.00%; - a R500 million ($58.3 million ) revolving credit facility entered into on March 8, 2010 and maturing March 10, 2013 at JIBAR plus 2.85%; - a R1.5 billion ($175.0 million) revolving credit facility entered into on May 6, 2009 and maturing June 10, 2014 at JIBAR plus 2.95%. This facility was cancelled and replaced with a new R2 .0 billion ($233.4 million) revolving credit facility on December 19, 2011; and - a R2.0 billion ($233.4 million) revolving credit facility entered into on December 19, 2011 and maturing on December 17, 2016 at JIBAR plus 1.95%. These facilities were unutilised during the year ended 31 December 2011. On various dates during 2012, Sibanye Gold drew down R2.0 billion ($249.4 million) under the R2.0 billion revolving credit facility. On October 24, 2012, Sibanye Gold drew down R500.0 million ($58.3 million) under the R500.0 million revolving credit facility. On November 16, 2012, Sibanye Gold drew down a further R500.0 million ($58.3 million) under the R1.0 billion revolving credit facility. The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were R3.0 billion (US$350.0 million) and at December 31, 2011: Rnil (US$nil). Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold. Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. These facilities were also cancelled on February 18, 2013. $1,440 million term loan and revolving credit facility : On November 28, 2012, Orogen, GFO and GFI Joint Venture Holdings (Pty) Limited ("GFIJVH") (collectively "the Borrowers") entered into a US$900 million term loan and revolving credit facility ("the US$900 million facility"). The $900 million facility comprises a $450 million three-year term loan tranche ("Facility A") and a $450 million five-year revolving tranche ("Facility B"). In addition to the $900 million facility, Orogen, GFO and GFIJVH entered into a $600 million bridge loan to bond issue facility ("the US$ bridge facility"). The US$ bridge facility had a 21-month maturity. The purpose of the $900 million facility is to refinance the existing $1 billion syndicated revolving credit facility and the $500 million syndicated revolving credit facility on the unbundling of Sibanye Gold in February 2013 and for general corporate and working capital purposes. The final maturity dates of Facility A and Facility B are November 28, 2015 and November 28, 2017, respectively, with the $ bridge facility maturing on August 28, 2014. Subsequent to entering into the $900 million facility, the facility was syndicated to a wider bank group and received an oversubscription which allowed the Borrowers to increase the facility amount to $1,440 million on January 30, 2013 ("the $1,440 million facility). Accordingly, the amounts of Facility A and Facility B both increased to $720 million. As a result of this oversubscription, the Borrowers cancelled the $ bridge facility on January 30, 2013. Borrowings under Facility A bear interest at LIBOR plus an initial margin of 2.45% per annum while borrowings under Facility B bear interest at LIBOR plus an initial margin of 2.25% per annum. The initial margins detailed above are based on the current long term credit rating assigned to Gold Fields and could either increase or decrease depending on the changes in the long term credit rating of Gold Fields. Where the utilization under Facility B is less than or equal to 33 1/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 66 2/3%, a utilization fee of 0.60% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.90% per annum under Facility B. The facility was undrawn at December 31, 2012. Subsequent to year end, on February 15, 2013, the $1 billion and the $500 million syndicated revolving credit facilities were refinanced by drawing down under this facility. Borrowings under the $1,440 million facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH. Rand bridge loan facilities: On November 28, 2012, Sibanye Gold entered into a R6.0 billion ($700.1 million) term loan and revolving credit facilities reducing to R5.0 billion ($583.4 million) as detailed below. The facilities comprise of a R2.0 billion ($233.4 million) revolving credit facility and a R4.0 billion ($466.7 million) term loan facility. The available revolving credit facility amount will reduce from R2.0 billion ($233.4 million) to R1.5 billion ($175.0 million) on the earliest of the date on which Sibanye Gold's Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-Off (February 18, 2014). Similarly, the term loan facility amount will reduce from R4.0 billion ($466.7 million) to R3.5 billion ($408.4 million) on the earliest of the date on which Sibanye Gold's Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-Off. The final maturity date of the facilities is 18 months after the Spin-Off (August 18, 2014). The purpose of the Rand bridge loan facilities is to refinance Sibanye Gold's debt as detailed above under the other rand long-term revolving credit facilities and the other rand short-term credit facilities on Spin-Off, with the balance of the Rand bridge loan facilities to be used to fund Sibanye Gold's ongoing capital expenditure, working capital and general corporate expenditure requirements. Sibanye Gold will cede all of its rights, title and interest in and to the Indemnity Agreement in favour of the lenders of the Rand bridge loan facility, jointly and severally, as security for its obligations under the facilities. Sibanye Gold must lodge and register a security package for its obligations under the facilities within six months from the Spin-Off if it is not released as a guarantor under the Notes (refer note 14(f)) at such point in time. The Indemnity Agreement is discussed in note 14(f). The Rand bridge loan facilities bear interest at JIBAR plus a margin of 3.00% per annum for 12 months after the Spin-Off and 3.50% per annum for the last six months of the facilities. If Sibanye Gold is not released as a guarantor under the Notes within six months from Spin-Off, the margin will increase to 3.25% per annum for the six to 12 months period after Spin-Off and 3.75% per annum for the last six months of the facilities. Sibanye Gold is required to pay a quarterly commitment fee of 35% of the applicable margin per annum calculated on the undrawn portion of the facilities. The facilities were undrawn at December 31, 2012. Subsequent to year end, on February 18, 2013, the rand revolving credit facilities and the short-term rand credit facilities were refinanced by drawing down under these facilities. R1,500 million Nedbank Revolving Credit Facility: On March 1, 2013, Nedbank, GFIJVH and GFO entered into a R1,500 million Revolving Credit Facility. The purpose of the facility is to fund Gold Fields' capital expenditure and general corporate and working capital requirements. The final maturity date of this facility is March 7, 2018. The facility bears interest at JIBAR plus a margin of 2.50% per annum. The borrowers are required to pay a commitment fee of 0.85% per annum every six months. On March 8, 2013, each of GFO and GFIJVH drew down R350.0 million under this facility. Borrowings under the facility are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH. Debt maturity ladder The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2012 is tabulated below: Maturity December 31, 2012 December 31, 2011 1 year 40.0 547.0 2 years 532.4 48.0 3 years 750.0 75.0 4 years 50.0 30.0 5 years and thereafter 1,000.0 1,207.7 2,372.4 1,907.7 At December 31, 2012, the Group was in compliance with its debt covenants. $142.4 has been reclassified to long-term, even though they are considered short-term under the Short-term Rand facilities (j) as the Group refinanced these facilities as detailed in the Rand bridge loan facilities on February 18, 2013.